Short-term debt (Details) - EUR (€) € in Thousands	Aug. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt
Short-term debt from unrelated parties		€ 1,391,066	€ 1,178,353
Short-term debt from related parties (see note 3 c)		23,000	77,500
Short-term debt		1,414,066	1,255,853
Cash and cash equivalents before offset		1,130,187	1,598,193
Short-term debt from unrelated parties before offset		1,496,581	1,294,891
Commercial paper program
Debt
Short-term debt from unrelated parties		1,005,131	715,153
Outstanding amount		1,005,000	715,000
Borrowings under lines of credit
Debt
Short-term debt from unrelated parties		385,853	463,091
Borrowings offset under cash management system		105,515	116,538
Other
Debt
Short-term debt from unrelated parties		82	€ 109
Maximum | Commercial paper program
Debt
Commercial paper borrowing limit		1,500,000
Maximum | Related party loan agreement
Debt
Short term borrowing capacity from related party		€ 600,000
Maximum | Related party revolving facility
Debt
Short term borrowing capacity from related party	€ 600,000